PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
PRIVATE PLACEMENT
Exercise price of warrants (in Dollars per share)			$ 100	$ 100	$ 200
HCM II ACQUISITION CORP
PRIVATE PLACEMENT
Exercise price of warrants (in Dollars per share)			$ 11.5	$ 11.5
Proceeds from sale of Private Placements Warrants	$ 6,850,000	$ 6,850,000		$ 6,850,000
percentage of optional redemption of public shares			100.00%	100.00%
HCM II ACQUISITION CORP | Warrant
PRIVATE PLACEMENT
Purchase of warrants			6,850,000	6,850,000
Exercise price of warrants (in Dollars per share)			$ 1	$ 1
HCM II ACQUISITION CORP | Private Placement Warrants
PRIVATE PLACEMENT
Purchase of warrants			6,850,000
Proceeds from sale of Private Placements Warrants			$ 6,850,000
HCM II ACQUISITION CORP | Business Combination
PRIVATE PLACEMENT
After completion initial business combination				30 days
Warrant term			5 years	5 years
HCM II ACQUISITION CORP | Business Combination | Warrant
PRIVATE PLACEMENT
After completion initial business combination			30 days
HCM II ACQUISITION CORP | Sponsor | Private Placement Warrants
PRIVATE PLACEMENT
Purchase of warrants			4,275,000
HCM II ACQUISITION CORP | Cantor Fitzgerald & Co. | Private Placement Warrants
PRIVATE PLACEMENT
Purchase of warrants			2,575,000
HCM II ACQUISITION CORP | Class A Ordinary Shares
PRIVATE PLACEMENT
After completion initial business combination			1 year
HCM II ACQUISITION CORP | Class A Ordinary Shares | Warrant
PRIVATE PLACEMENT
Purchase of warrants				1
Purchase warrants			1	1
Exercise price of warrants (in Dollars per share)			$ 11.5	$ 11.5
HCM II ACQUISITION CORP | Class A Ordinary Shares | Business Combination
PRIVATE PLACEMENT
After completion initial business combination				1 year
HCM II ACQUISITION CORP | Private Placement | Warrant
PRIVATE PLACEMENT
Warrant term			5 years	5 years
HCM II ACQUISITION CORP | Private Placement | Business Combination
PRIVATE PLACEMENT
After completion initial business combination			30 days	30 days